Related party transaction: (Details 1) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of related parties [Line Items]
Lease rentals paid		₨ 265,236	$ 3,226	₨ 316,594	₨ 226,155
Parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits	[1]	0		0	0
Contributions to defined contribution plans	[1]	0		0	0
Share based payment transactions	[1]	0		0	0
Lease rentals paid	[2]	1,369		1,369	1,220
Dividend paid				0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	0		0	0
Lease rentals payable	[2]	114		200	135
Associates [Member]
Disclosure of related parties [Line Items]
Consultancy services received				0	0
Sitting fees paid				0	0
Salaries and other short term benefits	[1]			0	0
Contributions to defined contribution plans	[1]			0	0
Share based payment transactions	[1]			0	0
Lease rentals paid	[2]			0	0
Dividend paid				0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]			0	0
Lease rentals payable	[2]			0	0
Other related parties [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits	[1]	0		0	0
Contributions to defined contribution plans	[1]	0		0	0
Share based payment transactions	[1]	0		0	0
Lease rentals paid	[2]	8,054		7,220	7,160
Preference shares issued	[3]			500,000	500,000
CSR Contribution made		24,390		13,220
Dividend paid				0	0
9% Cumulative Non-convertible preference shares	[3]	500,000
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	5,600		5,600	5,560
Lease rentals payable	[2]	685		600	710
Key management personnel of entity or parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		300		300	300
Sitting fees paid		2,200		2,000	1,380
Salaries and other short term benefits	[1]	55,930		56,006	41,135
Contributions to defined contribution plans	[1]	2,151		1,850	1,619
Share based payment transactions	[1]	1,901		4,507	11,242
Lease rentals paid	[2]	0		0	0
Dividend paid				0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[2]	0		0	0
Lease rentals payable	[2]	₨ 0		₨ 0	₨ 0

[1]	Represents salaries and other benefits of Key Management Personnel comprising of Mr. Kamal Nath - Chief Executive Officer (Sify Technologies Limited), Mr. M P Vijay Kumar – Whole Time Director and Chief Financial Officer and Mr. C R Rao - Chief Operating Officer.
[2]	During the year 2011-12, the Group had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Group, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 0.75 (Rupees Seventy Five Thousand) per month. Subsequently, the Group entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years. Subsequently on account of expiry of the said agreement, the Group entered into a fresh agreement for a period of three years effective February 01, 2021 on a rent of ₹ 1.14 (Rupees One Lakh Fourteen Thousand Only) per month.
[3]	₹ 500 million towards Cumulative Non-convertible Redeemable preference shares issued by Print house (India) Private limited to Ramanand Developers private limited with the tenure of 20 years from the date of allotment which will carry a preferential dividend of 9% per annum, payable till redemption.